Preferred shares and share capital - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended					12 Months Ended
	Feb. 28, 2020	Mar. 31, 2023	Jan. 31, 2023	Jun. 30, 2022	Apr. 30, 2022	Jun. 30, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Class Of Stock [Line Items]
Common shares, authorized (in shares)							400,000,000	400,000,000
Common shares, par value (in dollars per share)							$ 0.01	$ 0.01
Series J cumulative redeemable
Class Of Stock [Line Items]
Shares issued (in shares)						12,000,000
Dividend rate per annum, percentage						7.00%	7.00%
Liquidation preference						$ 300,000	$ 300,000	$ 300,000
Term of warrants							5 years
Period at stated dividend rate							5 years
Annual increase after initial period at stated rate, percentage							1.50%
Maximum dividend rate, percentage							11.50%
Fairfax Notes
Class Of Stock [Line Items]
Warrants issued in conversion of debt (in shares)			6,000,000		25,000,000	1,000,000
Term of warrants						5 years
Warrants outstanding exercise price (in dollars per share)					$ 8.05	$ 13.71
Warrants outstanding exercise amount					$ 201,250
Proceeds from issuance of warrants			$ 78,710
Restricted shares
Class Of Stock [Line Items]
Granted (in shares)							0		5,556,610
Shares forfeited during period (in shares)							0	0	0
Granted (in shares)							0	0	5,556,610
Vesting period							1 year
Restricted stock units
Class Of Stock [Line Items]
Shares forfeited during period (in shares)							0	552,624	73,336
Granted (in shares)							0	0	336,313
Restricted stock units | Senior Management
Class Of Stock [Line Items]
Granted (in shares)								0
Forfeiture (in shares)								151,640	73,336
Vesting period							2 years	2 years
APR Energy Ltd
Class Of Stock [Line Items]
Shares issued (in shares)	29,891,266
Shares reserved for future issuance (in shares)	6,664,270
Common shares previously issued (in shares)											1,849,641
Shares forfeited (in shares)											557,139
Shares permanently forfeited for post closing purchase price adjustments (in shares)											1,122,290
Common shares released from holdback (in shares)		727,351							92,444	350,138
APR Energy Ltd | Fairfax Financial Holdings Limited | Indemnification Obligation, Cash Repatriation From Foreign Jurisdiction | Related Party
Class Of Stock [Line Items]
Shares issued (in shares)				2,749,898
Common shares released from holdback (in shares)									92,444
APR Energy Ltd | Fairfax Financial Holdings Limited
Class Of Stock [Line Items]
Shares issued (in shares)	775,139